Note 8 - Accounts Payable and Accrued Liabilities	12 Months Ended
Nov. 30, 2021
Statement Line Items [Line Items]
Disclosure of accounts payable and accrued liabilities explanatory [text block]
8.	Accounts Payable and Accrued Liabilities

	November 30,	November 30,
	2021	2020
	($)	($)
Trade payables(1)	658,097	923,197
Accrued liabilities	260,722	1,540,229
Payroll and tax withholding	73,094	110,511
Total	991,913	2,573,937

(1)	Trade payables at November 30, 2021 include $53,339 due to certain key management personnel for expenses incurred on behalf of the Company ( November 30, 2020 – $314,123).